Operating Leases - Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	₺ 658,483	₺ 610,038
Less Than One Year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	144,424	163,336
Between One and Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	346,832	345,374
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	₺ 167,227	₺ 101,328